Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000038303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 11,519	$ 11,519	$ 11,519	$ 11,165	$ 11,399	$ 12,360	$ 11,452	$ 11,474	$ 10,922	$ 10,733	$ 10,670	$ 10,029
Average Annual Return, Percent	(1.21%)	(0.79%)	1.42%
C000038303 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.17%	0.08%	1.86%
C000038305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 11,331	$ 11,331	$ 11,331	10,982	11,212	12,250	11,436	11,545	11,072	10,962	10,980	10,401
Average Annual Return, Percent	1.29%	(0.70%)	1.26%
C000038305 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	2.29%	(0.70%)	1.26%
C000011320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,307	$ 12,307	$ 12,307	11,912	12,132	13,125	12,130	12,124	11,513	11,285	11,194	10,502
Average Annual Return, Percent	3.32%	0.30%	2.10%
C000038247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 11,836	$ 11,836	$ 11,836	11,468	11,436	12,469	11,425	11,642	11,088	10,801	10,845	10,204
Average Annual Return, Percent	1.44%	0.03%	1.70%
C000038247 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	2.43%	0.03%	1.70%
C000038245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 12,029	$ 12,029	$ 12,029	11,655	11,622	12,575	11,437	11,567	10,934	10,572	10,535	9,846
Average Annual Return, Percent	(1.18%)	(0.08%)	1.86%
C000038245 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.21%	0.79%	2.31%
C000038248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,560	$ 12,560	$ 12,560	12,169	12,136	13,133	11,944	12,081	11,420	11,041	11,002	10,283
Average Annual Return, Percent	3.20%	0.78%	2.31%
C000199769 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 12,875	$ 12,875	$ 12,875	12,438	12,367	13,343	12,087	12,201	11,488	11,088	11,026	10,293
Average Annual Return, Percent	3.51%	1.08%	2.56%
C000199770 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 12,346	$ 12,346	$ 12,346	11,944	12,158	13,147	12,144	12,122	11,515	11,285	11,194	10,502
Average Annual Return, Percent	3.37%	0.37%	2.13%
C000011312 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,835	$ 12,835	$ 12,835	12,405	12,340	13,321	12,084	12,192	11,497	11,088	11,026	10,293
Average Annual Return, Percent	3.46%	1.03%	2.53%
C000011309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Account Value	$ 12,744	$ 12,744	$ 12,744	12,341	12,288	13,264	12,045	12,163	11,480	11,093	11,029	10,295
Average Annual Return, Percent	3.26%	0.94%	2.46%
C000011317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Account Value	$ 12,211	$ 12,211	$ 12,211	11,831	12,061	13,046	12,082	12,076	11,489	11,262	11,189	10,500
Average Annual Return, Percent	3.22%	0.22%	2.02%
C000038306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,038	$ 12,038	$ 12,038	11,669	11,913	12,919	11,970	11,994	11,417	11,219	11,154	10,474
Average Annual Return, Percent	3.17%	0.07%	1.87%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	$ 12,488	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,399	$ 11,925	$ 11,207	$ 11,083	$ 10,924	$ 10,318
Average Annual Return, Percent	2.67%	0.93%	2.25%
Pennsylvania Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Pennsylvania Customized Reference Benchmark
Average Annual Return, Percent	3.23%	1.01%
New Jersey Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Jersey Customized Reference Benchmark
Average Annual Return, Percent	3.18%	1.70%